Reverse Recapitalization - Summary of Common Stock Outstanding Following The Consummation Of The Business Combination (Details) - shares	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Shares outstanding (in Shares)	88,718,630
IronNet Class A Common Stocks [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	67,501,813
Issuance of Common Stock [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	28,734
LGL Class A Common Stocks [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	17,250,000
Redemption of LGL Class A [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	15,928,889
Class A Common Stock
Business Acquisition [Line Items]
Shares outstanding (in Shares)	65,353,098	60,121,819	60,121,819
Lgl Founders Shares [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	3,234,375
PIPE Shares [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	12,500,000
Earnout Shares [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	1,078,125
Private Warrants (Exercised) [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	3,188,229
Public Warrants (Exercised) [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	28,719
Payments on Subscription Notes Receivable [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	54,955
Shares Repurchase Related to Loan Pay Off [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	107,521
LGL SYSTEMS ACQUISITION CORP [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	17,055,486
LGL SYSTEMS ACQUISITION CORP [Member] | Class A Common Stock
Business Acquisition [Line Items]
Shares outstanding (in Shares)	1,321,111